Janus Henderson Global Allocation Fund - Moderate Expense Example, No Redemption - Class A C S I T Shares [Member] - Janus Henderson Global Allocation Fund - Moderate	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 663
Expense Example, No Redemption, 3 Years	855
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	1,661
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	931
Expense Example, No Redemption, 10 Years	1,821
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	113
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	625
Expense Example, No Redemption, 10 Years	1,383
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	408
Expense Example, No Redemption, 10 Years	915
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	280
Expense Example, No Redemption, 5 Years	489
Expense Example, No Redemption, 10 Years	$ 1,092